Statements Of Changes In Partners' Capital (Net Assets) (USD $)	General Partner [Member]	Limited Partners Series A [Member]	Limited Partners Series B [Member]	Limited Partner [Member]	Total
Partners' capital (net assets) at Dec. 31, 2009	$ 660,293	$ 51,416,343		$ 51,416,343	$ 52,076,636
Partners' capital (net assets), units at Dec. 31, 2009	4,034	314,149
Contributions			307,633	307,633	307,633
Contributions, units			1,785
Net income (loss)	110,545	6,830,491	32,321	6,862,812	6,973,357
Withdrawals		(9,416,908)	(877)	(9,417,785)	(9,417,785)
Withdrawals, units		(58,588)	(5)
Partners' capital (net assets) at Dec. 31, 2010	770,838	48,829,926	339,077	49,169,003	49,939,841
Partners' capital (net assets), units at Dec. 31, 2010	4,034	255,561	1,780
Contributions			509,622	509,622	509,622
Contributions, units			2,573
Net income (loss)	(86,816)	(4,351,948)	(119,872)	(4,471,820)	(4,558,636)
Withdrawals	(100,000)	(10,866,706)	(38,530)	(10,905,236)	(11,005,236)
Withdrawals, units	(590)	(57,323)	(218)
Partners' capital (net assets) at Dec. 31, 2011	$ 584,022	$ 33,611,272	$ 690,297	$ 34,301,569	$ 34,885,591
Partners' capital (net assets), units at Dec. 31, 2011	3,444	198,238	4,135